FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Disclosure of measurement basis of financial assets and liabilities [text block]	The accounting policies in note 2 describe how different classes of financial instruments are measured, and how income and expenses, including fair value gains and losses, are recognised. The following table analyses the carrying amounts of the financial assets and liabilities by category and by balance sheet heading.

		Mandatorily held at fair value through profit or loss
	Derivatives designated as hedging instruments £m	Held for trading £m	Other £m	Designated at fair value through profit or loss £m	At fair value through other comprehensive income £m	Held at amortised cost £m	Insurance contracts £m	Total £m
At 31 December 2019
Financial assets
Cash and balances at central banks	–	–	–	–	–	55,130	–	55,130
Items in the course of collection from banks	–	–	–	–	–	313	–	313
Financial assets at fair value through profit or loss	–	17,982	142,207	–	–	–	–	160,189
Derivative financial instruments	1,236	25,133	–	–	–	–	–	26,369
Loans and advances to banks	–	–	–	–	–	9,775	–	9,775
Loans and advances to customers	–	–	–	–	–	494,988	–	494,988
Debt securities	–	–	–	–	–	5,544	–	5,544
Financial assets at amortised cost	–	–	–	–	–	510,307	–	510,307
Financial assets at fair value through other comprehensive income	–	–	–	–	25,092	–	–	25,092
Assets arising from reinsurance contracts held	–	–	–	–	–	–	23,567	23,567
Total financial assets	1,236	43,115	142,207	–	25,092	565,750	23,567	800,967
Financial liabilities
Deposits from banks	–	–	–	–	–	28,179	–	28,179
Customer deposits	–	–	–	–	–	421,320	–	421,320
Items in course of transmission to banks	–	–	–	–	–	373	–	373
Financial liabilities at fair value through profit or loss	–	13,955	–	7,531	–	–	–	21,486
Derivative financial instruments	1,105	24,674	–	–	–	–	–	25,779
Notes in circulation	–	–	–	–	–	1,079	–	1,079
Debt securities in issue	–	–	–	–	–	97,689	–	97,689
Liabilities arising from insurance contracts and participating investment contracts	–	–	–	–	–	–	111,449	111,449
Liabilities arising from non-participating investment contracts	–	–	–	–	–	–	37,459	37,459
Other	–	–	–	–	–	1,844	400	2,244
Subordinated liabilities	–	–	–	–	–	17,130	–	17,130
Total financial liabilities	1,105	38,629	–	7,531	–	567,614	149,308	764,187
		Mandatorily held at fair value through profit or loss
	Derivatives designated as hedging instruments £m	Held for trading £m	Other £m	Designated at fair value through profit or loss £m	At fair value through other comprehensive income £m	Held at amortised cost £m	Insurance contracts £m	Total £m
At 31 December 2018
Financial assets
Cash and balances at central banks	–	–	–	–	–	54,663	–	54,663
Items in the course of collection from banks	–	–	–	–	–	647	–	647
Financial assets at fair value through profit or loss	–	35,246	123,283	–	–	–	–	158,529
Derivative financial instruments	1,563	22,032	–	–	–	–	–	23,595
Loans and advances to banks	–	–	–	–	–	6,283	–	6,283
Loans and advances to customers	–	–	–	–	–	484,858	–	484,858
Debt securities	–	–	–	–	–	5,238	–	5,238
Financial assets at amortised cost	–	–	–	–	–	496,379	–	496,379
Financial assets at fair value through other comprehensive income	–	–	–	–	24,815	–	–	24,815
Assets arising from reinsurance contracts held	–	–	–	–	–	–	7,860	7,860
Total financial assets	1,563	57,278	123,283	–	24,815	551,689	7,860	766,488
Financial liabilities
Deposits from banks	–	–	–	–	–	30,320	–	30,320
Customer deposits	–	–	–	–	–	418,066	–	418,066
Items in course of transmission to banks	–	–	–	–	–	636	–	636
Financial liabilities at fair value through profit or loss	–	23,451	–	7,096	–	–	–	30,547
Derivative financial instruments	1,108	20,265	–	–	–	–	–	21,373
Notes in circulation	–	–	–	–	–	1,104	–	1,104
Debt securities in issue	–	–	–	–	–	91,168	–	91,168
Liabilities arising from insurance contracts and participating investment contracts	–	–	–	–	–	–	98,874	98,874
Liabilities arising from non-participating investment contracts	–	–	–	–	–	–	13,853	13,853
Other	–	–	–	–	–	46	382	428
Subordinated liabilities	–	–	–	–	–	17,656	–	17,656
Total financial liabilities	1,108	43,716	–	7,096	–	558,996	113,109	724,025

Disclosure of financial liabilities [text block]	At 31 December 2019, the Group’s financial liabilities carried at fair value, excluding derivatives, comprised its financial liabilities at fair value through profit or loss and totalled £21,486 million (31 December 2018: £30,547 million). The table below analyses these financial liabilities by balance sheet classification and valuation methodology (level 1, 2 or 3, as described on page F-85). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and 2 during the year.

	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m
At 31 December 2019
Financial liabilities at fair value through profit or loss
Liabilities designated at fair value through profit or loss	–	7,483	48	7,531
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	–	11,048	–	11,048
Other deposits	–	98	–	98
Short positions in securities	2,781	28	–	2,809
	2,781	11,174	–	13,955
Total financial liabilities carried at fair value, excluding derivatives	2,781	18,657	48	21,486
At 31 December 2018
Financial liabilities at fair value through profit or loss
Liabilities designated at fair value through profit or loss	–	7,085	11	7,096
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	–	21,595	–	21,595
Other deposits	–	242	–	242
Short positions in securities	1,464	150	–	1,614
	1,464	21,987	–	23,451
Total financial liabilities carried at fair value, excluding derivatives	1,464	29,072	11	30,547

Disclosure of significant adjustments to valuation obtained [text block]	The following table summarises the movement on this valuation adjustment account during 2018 and 2019:

	2019	2018
	£m	£m
At 1 January	562	521
Income statement charge (credit)	(134)	47
Transfers	(5)	(6)
At 31 December	423	562

Disclosure Of Significant Adjustment Categories To Valuation Obtained, Explanatory	Represented by:

	2019	2018
	£m	£m
Credit Valuation Adjustment	278	409
Debit Valuation Adjustment	(27)	(79)
Funding Valuation Adjustment	172	232
	423	562

Disclosure of fair value measurement of assets [text block]	The table below analyses the fair values of the financial assets of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-85). Financial assets carried at amortised cost are mainly classified as level 3 due to significant unobservable inputs used in the valuation models. Where inputs are observable, debt securities are classified as level 1 or 2.

			Valuation hierarchy
	Carrying value £m	Fair value £m	Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2019
Financial assets at amortised cost:
Loans and advances to customers: Stage 1	449,300	450,465	–	54,600	395,865
Loans and advances to customers: Stage 2	27,548	28,259	–	–	28,259
Loans and advances to customers: Stage 3	4,568	3,508	–	–	3,508
Loans and advances to customers: purchased or originated credit-impaired	13,572	13,572	–	–	13,572
Loans and advances to customers	494,988	495,804	–	54,600	441,204
Loans and advances to banks	9,775	9,773	–	1,555	8,218
Debt securities	5,544	5,537	–	5,526	11
Reverse repos included in above amounts:
Loans and advances to customers	54,600	54,600	–	54,600	–
Loans and advances to banks	1,555	1,555	–	1,555	–
At 31 December 2018
Financial assets at amortised cost:
Loans and advances to customers: Stage 1	441,006	440,542	–	40,483	400,059
Loans and advances to customers: Stage 2	24,351	25,516	–	–	25,516
Loans and advances to customers: Stage 3	4,188	3,289	–	–	3,289
Loans and advances to customers: purchased or originated credit-impaired	15,313	15,313	–	–	15,313
Loans and advances to customers	484,858	484,660	–	40,483	444,177
Loans and advances to banks	6,283	6,286	–	461	5,825
Debt securities	5,238	5,244	–	5,233	11
Reverse repos included in above amounts:
Loans and advances to customers	40,483	40,483	–	40,483	–
Loans and advances to banks	461	461	–	461	–

Disclosure of fair value measurement of liabilities [text block]	The table below analyses the fair values of the financial liabilities of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-85).

			Valuation hierarchy
	Carrying value £m	Fair value £m	Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2019
Deposits from banks	28,179	28,079	–	28,079	–
Customer deposits	421,320	421,728	–	416,493	5,235
Debt securities in issue	97,689	100,443	–	100,443	–
Subordinated liabilities	17,130	19,783	–	19,783	–
Repos included in above amounts:
Deposits from banks	18,105	18,105	–	18,105	–
Customer deposits	9,530	9,530	–	9,530	–
At 31 December 2018
Deposits from banks	30,320	30,322	–	30,322	–
Customer deposits	418,066	418,450	–	412,283	6,167
Debt securities in issue	91,168	93,233	–	93,233	–
Subordinated liabilities	17,656	19,564	–	19,564	–
Repos included in above amounts:
Deposits from banks	21,170	21,170	–	21,170	–
Customer deposits	1,818	1,818	–	1,818	–

Level 3 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Disclosure of movements in level 3 portfolio [text block]	The table below analyses movements in level 3 derivative assets and liabilities carried at fair value.

	2019		2018
	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
	£m	£m	£m	£m
At 1 January	927	(716)	1,056	(804)
Exchange and other adjustments	(27)	4	7	(5)
Losses (gains) recognised in the income statement within other income	81	(75)	(84)	49
Purchases (additions)	4	(4)	–	(68)
(Sales) redemptions	(19)	47	(52)	112
Transfers into the level 3 portfolio	415	(959)	–	–
Transfers out of the level 3 portfolio	(518)	336	–	–
At 31 December	863	(1,367)	927	(716)
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	(14)	18	(424)	82

Disclosure of Sensitivity of Level 3 Valuations [text block]
			At 31 December 2019			At 31 December 2018
				Effect of reasonably possible alternative assumptions[2]			Effect of reasonably possible alternative assumptions[2]
		Significant unobservable	Carrying value	Favourable changes	Unfavourable changes	Carrying value	Favourable changes	Unfavourable changes
	Valuation techniques	inputs[1]	£m	£m	£m	£m	£m	£m
Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (bps) 47bps/108bps	10,912	401	(384)	10,565	380	(371)
Debt securities	Discounted cash flows	Credit spreads (bps) (1bps/2bps)	61	1	(1)	274	92	(21)
Equity and venture capital investments	Market approach	Earnings multiple (1.5//15.4)	1,948	89	(89)	1,657	54	(55)
	Underlying asset/net asset value (incl. property prices)[3]	n/a	935	89	(113)	523	48	(57)
Unlisted equities, debt securities and property partnerships in the life funds	Underlying asset/net asset value (incl. property prices), broker quotes or discounted cash flows[3]	n/a	1,052	19	(41)	898	2	(45)
			14,908			13,917
Financial assets at fair value through other comprehensive income
Asset-backed securities	Lead manager or broker quote/consensus pricing	n/a	181	6	(6)	246	3	(5)
Equity and venture capital investments	Underlying asset/net asset value (incl. property prices)[3]	n/a	227	7	(6)	21	2	(2)
			408			267
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate volatility (14%/115%)	863	5	(6)	927	7	(5)
			863			927
Level 3 financial assets carried at fair value			16,179			15,111
Financial liabilities at fair value through profit or loss	Discounted cash flows	Interest rate spreads (+/–50bps)	48	1	(1)	11	–	–
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (14%/115%)	1,367	–	–	716	–	–
			1,367			716
Level 3 financial liabilities carried at fair value			1,415			727
1	Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.

2	Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.

3	Underlying asset/net asset values represent fair value.

Financial Assets, Excluding Derivatives [Member]
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Disclosure of financial assets excluding derivatives [text block]	Valuation hierarchy

	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m
At 31 December 2019
Financial assets at fair value through profit or loss
Loans and advances to customers	–	10,164	10,912	21,076
Loans and advances to banks	18	2,381	–	2,399
Debt securities:
Government securities	18,618	236	–	18,854
Other public sector securities	–	2,071	55	2,126
Bank and building society certificates of deposit	52	932	–	984
Asset-backed securities:
Mortgage-backed securities	–	468	–	468
Other asset-backed securities	–	158	100	258
Corporate and other debt securities	–	16,381	1,835	18,216
	18,670	20,246	1,990	40,906
Treasury and other bills	19	–	–	19
Equity shares	93,766	17	2,006	95,789
Total financial assets at fair value through profit or loss	112,473	32,808	14,908	160,189
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	12,860	238	–	13,098
Bank and building society certificates of deposit	–	–	–	–
Asset-backed securities:
Mortgage-backed securities	–	–	121	121
Other asset-backed securities	–	–	60	60
Corporate and other debt securities	16	11,035	–	11,051
	12,876	11,273	181	24,330
Treasury and other bills	535	–	–	535
Equity shares	–	–	227	227
Total financial assets at fair value through other comprehensive income	13,411	11,273	408	25,092
Total financial assets carried at fair value, excluding derivatives	125,884	44,081	15,316	185,281
	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m
At 31 December 2018
Financial assets at fair value through profit or loss
Loans and advances to customers	–	27,285	10,565	37,850
Loans and advances to banks	–	3,026	–	3,026
Debt securities:
Government securities	17,926	169	–	18,095
Other public sector securities	–	2,064	–	2,064
Bank and building society certificates of deposit	84	1,021	–	1,105
Asset-backed securities:
Mortgage-backed securities	–	219	6	225
Other asset-backed securities	–	231	118	349
Corporate and other debt securities	–	16,840	1,470	18,310
	18,010	20,544	1,594	40,148
Treasury and other bills	20	–	–	20
Equity shares	75,701	26	1,758	77,485
Total financial assets at fair value through profit or loss	93,731	50,881	13,917	158,529
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	18,847	124	–	18,971
Bank and building society certificates of deposit	–	118	–	118
Asset-backed securities:
Mortgage-backed securities	–	–	120	120
Other asset-backed securities	–	5	126	131
Corporate and other debt securities	32	5,119	–	5,151
	18,879	5,366	246	24,491
Treasury and other bills	303	–	–	303
Equity shares	–	–	21	21
Total financial assets at fair value through other comprehensive income	19,182	5,366	267	24,815
Total financial assets carried at fair value, excluding derivatives	112,913	56,247	14,184	183,344

Recurring fair value measurement [member]
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Disclosure of Derivatives by recurring fair value measurement [text block]	All of the Group’s derivative assets and liabilities are carried at fair value. At 31 December 2019, such assets totalled £26,369 million (31 December 2018: £23,595 million) and liabilities totalled £25,779 million (31 December 2018: £21,373 million). The table below analyses these derivative balances by valuation methodology (level 1, 2 or 3, as described on page F-85). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and level 2 during the year.

	2019				2018
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Derivative assets	50	25,456	863	26,369	93	22,575	927	23,595
Derivative liabilities	(54)	(24,358)	(1,367)	(25,779)	(132)	(20,525)	(716)	(21,373)

Financial Assets, Excluding Derivatives [Member]
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Disclosure of movements in level 3 portfolio [text block]	The table below analyses movements in level 3 financial assets, excluding derivatives, carried at fair value (recurring measurement).

	2019			2018
	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total level 3 assets carried at fair value, excluding derivatives (recurring basis )	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total level 3 assets carried at fair value, excluding derivatives (recurring basis )
	£m	£m	£m	£m	£m	£m
At 1 January	13,917	267	14,184	14,152	302	14,454
Exchange and other adjustments	(85)	(10)	(95)	87	(2)	85
Gains recognised in the income statement within other income	794	–	794	439	–	439
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	–	12	12	–	(4)	(4)
Purchases/increases to customer loans	2,579	207	2,786	2,480	2	2,482
Sales	(2,807)	(87)	(2,894)	(3,593)	(95)	(3,688)
Transfers into the level 3 portfolio	644	19	663	815	348	1,163
Transfers out of the level 3 portfolio	(134)	–	(134)	(463)	(284)	(747)
At 31 December	14,908	408	15,316	13,917	267	14,184
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	269	–	269	(104)	–	(104)

Financial liabilities, excluding derivatives [member]
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Disclosure of movements in level 3 portfolio [text block]	The table below analyses movements in the level 3 financial liabilities portfolio, excluding derivatives.

	2019	2018
	£m	£m
At 1 January	11	–
Losses (gains) recognised in the income statement within other income	–	–
Redemptions	(5)	–
Transfers into the level 3 portfolio	52	11
Transfers out of the level 3 portfolio	(10)	–
At 31 December	48	11
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	–	–